BMW Vehicle Owner Trust 2016-A

Accrued Interest Date:	10/25/19	Collection Period Ending:	10/31/19
Current Payment Date:	11/25/19	Period:	40

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,353,937,519.02	$144,732,467.97	$131,534,851.58

Yield Supplement Overcollateralization	$71,861,249.18	$2,941,728.32	$2,575,144.64

Adjusted Pool Balance	$1,282,076,269.84	$141,790,739.65	$128,959,706.94

Reserve Account	$3,205,190.67	$3,205,190.67	$3,205,190.67

Overcollateralization	$32,076,269.84	$32,051,906.75	$32,051,906.75

Notes				Ratio

Class A-1 Notes	$329,000,000.00	-	-	0.0%

Class A-2a Notes	$325,000,000.00	-	-	0.0%

Class A-2b Notes	$125,000,000.00	-	-	0.0%

Class A-3 Notes	$356,000,000.00	-	-	0.0%

Class A-4 Notes	$115,000,000.00	$109,738,832.90	$96,907,800.19	100.0%
	$1,250,000,000.00	$109,738,832.90	$96,907,800.19	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$347,661.32
Servicer Advances	31,102.14
Servicer Advance Reimbursement	31,679.31
Administrative Purchase Payment	0.00
Warranty Purchase Payment	1,517.53
Recoveries	2,535.90
Investment Earnings from Reserve Account	4,883.62
Investment Earnings from Collection Account	0.00

Total Available Interest	$356,021.20

Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$9,983,564.10
Receipts of Pre-Paid Principal	3,003,520.69

Liquidation Proceeds	50,441.87
Administrative Purchase Payment	0.00
Warranty Purchase Payment	99,101.82

Total Available Principal	$13,136,628.48

Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$13,492,649.68

Distributions:
Servicing Fees	$120,610.39
Non-recoverable Servicer Advance Reimbursement	2,579.52
Noteholder's Accrued and Unpaid Interest	125,285.17
Priority Principal Distribution to Noteholder's	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	12,831,032.71

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (subject to annual cap)
Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	413,141.89

Total Distributions	$13,492,649.68

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$144,732,467.97
Monthly Principal Received
Regular Principal Received	$9,983,564.10
Prepaid Principal Received	3,003,520.69
Liquidation Proceeds	50,441.87
Principal Balance Allocable to Gross Charge-offs	60,987.91
Principal Portion of Repurchased Receivables	99,101.82
Total Monthly Principal Amounts	$13,197,616.39

Ending Receivable Principal Balance	$131,534,851.58

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	0.00

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	0.00

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	-
Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	0.00

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.62000%	$0.00	0.00
Class A-2a Notes			0.99000%	$0.00	0.00
Class A-2b Notes			0.00000%	$0.00	0.00
Class A-3 Notes			1.16000%	$0.00	0.00
Class A-4 Notes			1.37000%	$125,285.17	1.09
				$125,285.17

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2a Notes	-	-	-	0.00	0.00
Class A-2b Notes	-	-	-	0.00	0.00
Class A-3 Notes	-	-	-	0.00	0.00
Class A-4 Notes	$109,738,832.90	$12,831,032.71	$96,907,800.19	111.57	0.84
	109,738,832.90	12,831,032.71	96,907,800.19

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	2,941,728.32
Beginning Period Amount	2,941,728.32
Current Distribution Date Required Amount	2,575,144.64
Current Period Release	366,583.68
Ending Period Amount	2,575,144.64

Reserve Account

Beginning Period Required Amount	$3,205,190.67
Beginning Period Amount	3,205,190.67
Net Investment Earnings	4,883.62
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,205,190.67
Release to Depositor	4,883.62
Ending Period Amount	$3,205,190.67

Overcollateralization

Beginning Period Overcollateralization Amount	$32,051,906.75
Target Overcollateralization Amount	$32,051,906.75
Ending Period Over Collateralization Amount	$32,051,906.75
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		16,520	15,705
Weighted Average Remaining Term		19.69	19.00
Weighted Average Annual Percentage Rate		2.99%	3.01%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	166	$2,373,739.11	1.80%
60-89 Days	72	1,147,653.30	0.87%
90-119 Days	24	334,576.31	0.25%
120+ Days	8	195,247.92	0.15%

Total 30+ Days Past Due as of the end of the current period	270	$4,051,216.64	3.08%
Total 60+ Days Past Due as of the end of the current period	104	$1,677,477.53	1.28%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			2.95%
Total 30+ Days Past Due as of the end of the 2nd preceding period			2.68%
Total 30+ Days Past Due as of the end of the 3rd preceding period			2.36%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		12	322,934.95
Ending Period Repossessed Receivables Balance		13	333,462.51
Principal Balance of 90+ Day Repossessed Vehicles		1	16,336.69

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		5	60,987.91
Recoveries		11	2,535.90
Net Write-Offs			58,452.01
Cumulative Net Write-offs		461	$7,425,549.94
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			5.38%
Charge Off Rate **			0.55%
Avg of Net Write-offs ***			$16,107.48

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	2	8,370.65
Recoveries	10	6,137.89
Net Write-Offs		2,232.76
Cumulative Net Write-offs	456	$7,367,097.93
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		4.86%
Charge Off Rate **		0.54%
Avg of Net Write-offs ***		$16,155.92

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	6	76,193.48
Recoveries	6	9,961.67
Net Write-Offs		66,231.81
Cumulative Net Write-offs	454	$7,364,865.17
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		4.45%
Charge Off Rate **		0.54%
Avg of Net Write-offs ***		$16,222.17

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	7	73,949.38
Recoveries	10	31,141.63
Net Write-Offs		42,807.75
Cumulative Net Write-offs	448	$7,298,633.36
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		4.03%
Charge Off Rate **		0.54%
Avg of Net Write-offs ***		$16,291.59

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Begining Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.